Employee Benefit Plans - Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	$ 20,244		$ 20,136
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	9,863		10,114
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	9,642		9,350
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	739		672		670	821
Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	337		331
Limited Partnerships [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Limited Partnerships [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	105		101
Limited Partnerships [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	232		230		162	91
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	708	[1]	343	[1]
Swaps Included In Other Investments	467		198
Participant Loans Included In Other Investments	75		79
Commodity And Balance Funds Included In Other Investments	116		38
Other Various Investments	50		28
Other Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	14	[1]	19	[1]
Other Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	572	[1]	230	[1]
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	122	[1]	94	[1]	188	293
Money Market And Interest Bearing Cash [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,065		1,471
Money Market And Interest Bearing Cash [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,065		1,471
Money Market And Interest Bearing Cash [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Money Market And Interest Bearing Cash [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Mutual Funds [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	30		45
Mutual Funds [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Mutual Funds [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	30		45
Mutual Funds [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Mutual Funds [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,569		1,743
Mutual Funds [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	82		240
Mutual Funds [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,487		1,503
Mutual Funds [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Mutual Funds [Member] | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	2,484		3,011
Mutual Funds [Member] | Equity Securities | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	390		637
Mutual Funds [Member] | Equity Securities | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	2,094		2,374
Mutual Funds [Member] | Equity Securities | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Mutual Funds [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	260		247
Mutual Funds [Member] | Real Estate Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		30
Mutual Funds [Member] | Real Estate Investment [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	11		2
Mutual Funds [Member] | Real Estate Investment [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	249		215		195	281
US Treasury and Government [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	4,109		3,319
US Treasury and Government [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,197		701
US Treasury and Government [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	2,899		2,604
US Treasury and Government [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	13		14		0
Corporate Debt Securities [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,058		1,106
Corporate Debt Securities [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Corporate Debt Securities [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	1,058		1,106
Corporate Debt Securities [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0		0	1
Asset-backed Securities [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	907		796
Asset-backed Securities [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Asset-backed Securities [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	907		796
Asset-backed Securities [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Non-U.S. sovereign debt [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	542		465
Non-U.S. sovereign debt [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	53		36
Non-U.S. sovereign debt [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	479		420
Non-U.S. sovereign debt [Member] | Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	10		9		6	6
Common And Preferred Stocks [Member] | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	6,862		6,981
Common And Preferred Stocks [Member] | Equity Securities | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	6,862		6,980
Common And Preferred Stocks [Member] | Equity Securities | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		1
Common And Preferred Stocks [Member] | Equity Securities | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Public Real Estate Investment Trusts [Member] | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	200		168
Public Real Estate Investment Trusts [Member] | Equity Securities | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	200		0
Public Real Estate Investment Trusts [Member] | Equity Securities | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		168
Public Real Estate Investment Trusts [Member] | Equity Securities | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Private Real Estate [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	113		110
Private Real Estate [Member] | Real Estate Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Private Real Estate [Member] | Real Estate Investment [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	0		0
Private Real Estate [Member] | Real Estate Investment [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, January 1	$ 113		$ 110		$ 119	$ 149

[1]	Other investments represent interest rate swaps of $467 million and $198 million, participant loans of $75 million and $79 million, commodity and balanced funds of $116 million and $38 million and other various investments of $50 million and $28 million at December 31, 2011 and 2010.